Long-Term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Debt Instrument [Line Items]
Line of credit	$ 90,700,000
Remaining borrowing availability	55,700,000
Line of credit	$ 0	$ 0
Line of credit facility percentage of outstanding common shares	100.00%
Proceeds from Private placement, outstanding balance	$ 10,992,000	$ 9,992,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Fixed rate junior subordinated debt securities per security			$ 1,000
Minimum investment required under private placement			$ 50,000
Debt securities final maturity date	Sep. 30, 2029
Proceeds from Private placement, outstanding balance	$ 10,000,000
Debt instrument earliest redemption date	Sep. 30, 2024
Interest rate of private placement	5.25%
Final maturity drops period	5 years
Percentage of proceeds from sale of securities imposed as reduction	20.00%
TIB [Member]
Debt Instrument [Line Items]
Line of credit	$ 3,000,000
Line of credit facility, amount outstanding	1,000,000
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Line of credit	$ 35,000,000